Property And Equipment (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long lived assets held-for-sale, total impairment charge	$ 3,200,000			$ 3,200,000
Long lived assets held for sale, portion of impairment charge recorded to depreciation expense		2,700,000
Long lived assets held for sale, portion of impairment charge recorded to direct operating expense		500,000
Proceeds from sale of property and equipment	12,700,000		525,000	12,832,000	669,000
NCR Kiosks and Series of Transactions [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net book value of NCR kiosks sold	12,400,000
Proceeds from sale of property and equipment	$ 11,800,000